UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (95.1%)
	Bergen County NJ BAN	0.750%	12/20/13	28,300	28,350
1	BlackRock MuniHoldings New Jersey Quality
	Fund, Inc. VRDP VRDO	0.270%	9/6/13 LOC	40,300	40,300
1	BlackRock MuniYield New Jersey Quality Fund,
	Inc. VRDP VRDO	0.270%	9/6/13 LOC	25,000	25,000
	Burlington County NJ BANs	0.750%	5/21/14	12,231	12,280
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)
	VRDO	0.050%	9/6/13 LOC	16,535	16,535
	Camden County NJ Improvement Authority
	Lease Revenue (Parkview Redevelopment
	Housing Project) VRDO	0.050%	9/6/13 LOC	49,500	49,500
	Cape May County NJ Municipal Utilities
	Authority Sewer Revenue	5.750%	1/1/14	3,855	3,926
	Delaware River & Bay Authority New Jersey
	Revenue VRDO	0.040%	9/6/13 LOC	4,300	4,300
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.050%	9/6/13 LOC	30,750	30,750
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.050%	9/6/13 LOC	46,000	46,000
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.050%	9/6/13 LOC	48,615	48,615
	Essex County NJ BAN	1.500%	9/26/13	20,000	20,017
	Essex County NJ Improvement Authority
	Revenue (Fern Senior Housing Project)
	VRDO	0.060%	9/6/13 LOC	7,300	7,300
	Essex County NJ Improvement Authority
	Revenue (Pooled Government Loan) VRDO	0.050%	9/6/13 LOC	5,400	5,400
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.250%	11/1/13 (Prere.)	1,000	1,008
1	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation) TOB VRDO	0.070%	9/6/13	4,185	4,185
	Gloucester County NJ Pollution Control
	Financing Authority Revenue (ExxonMobil
	Project) VRDO	0.020%	9/3/13	24,700	24,700
1	Madison Borough NJ Board of Education GO
	TOB VRDO	0.060%	9/6/13 LOC	11,580	11,580
	Mahwah Township NJ BAN	1.000%	10/11/13	7,700	7,706
	Mahwah Township NJ BAN	1.000%	6/6/14	3,150	3,166
	Middlesex County NJ COP	4.500%	10/15/13	1,185	1,191
	Middlesex County NJ Improvement Authority
	Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,360	1,363
	Middlesex County NJ Improvement Authority
	Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,000	2,004
	Middlesex County NJ Improvement Authority
	Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,500	1,503

Montville Township NJ BAN	1.000%	10/28/13	5,139	5,144
Morris County NJ GO	3.000%	2/1/14	1,000	1,012
Morris County NJ GO	5.000%	3/15/14	1,095	1,123
Morris-Union Jointure Commission New Jersey
COP	5.000%	5/1/14 (Prere.)	3,675	3,824
New Jersey Building Authority BAN	1.500%	12/18/13	20,000	20,073
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.060%	9/6/13 LOC	9,600	9,600
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	9/3/13 LOC	14,535	14,535
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	9/3/13 LOC	4,200	4,200
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	9/3/13 LOC	10,000	10,000
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	24,675	25,749
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.110%	9/12/13	7,155	7,155
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.050%	9/6/13 LOC	6,700	6,700
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.060%	9/6/13	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.050%	9/3/13 LOC	27,000	27,000
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.060%	9/3/13 LOC	2,400	2,400
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project)
VRDO	0.070%	9/6/13 LOC	4,460	4,460
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.040%	9/6/13 LOC	10,545	10,545
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.050%	9/6/13 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.030%	9/6/13 LOC	21,490	21,490
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	9,105	9,105
New Jersey Economic Development Authority
Revenue (United Methodist Homes) A1	6.250%	7/1/14 (Prere.)	5,800	6,194
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.010%	9/3/13	2,250	2,250
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.050%	9/3/13	11,500	11,500
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.050%	9/3/13	11,450	11,450
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.040%	9/6/13 LOC	12,925	12,925

	New Jersey Educational Facilities Authority
	Revenue (Institute for Advanced Studies)
	VRDO	0.060%	9/6/13	17,225	17,225
1	New Jersey Educational Facilities Authority
	Revenue (Institute for Advanced Studies)
	VRDO	0.060%	9/6/13	23,300	23,300
1	New Jersey Educational Facilities Authority
	Revenue (Institute for Defense Analyses)
	VRDO	0.060%	9/6/13 LOC	8,160	8,160
1	New Jersey Educational Facilities Authority
	Revenue (Princeton University) TOB VRDO	0.070%	9/6/13	2,165	2,165
	New Jersey Educational Facilities Authority
	Revenue (Ramapo College)	5.000%	7/1/14 (Prere.)	1,250	1,300
	New Jersey Educational Facilities Authority
	Revenue (Seton Hall University) VRDO	0.030%	9/6/13 LOC	14,310	14,310
	New Jersey Educational Facilities Authority
	Revenue (Stevens Institute of Technology)	5.375%	7/1/14 (Prere.)	2,500	2,603
	New Jersey Environmental Infrastructure Trust
	Revenue	3.000%	9/1/13	3,255	3,255
1	New Jersey Environmental Infrastructure Trust
	Revenue TOB VRDO	0.050%	9/6/13	4,015	4,015
	New Jersey GO	4.000%	6/1/14	10,735	11,039
[1,2] New Jersey GO		0.376%	9/3/13	60,000	60,007
1	New Jersey GO	0.376%	9/3/13	5,000	5,001
	New Jersey GO	5.000%	8/1/14	13,000	13,573
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.)
	VRDO	0.060%	9/6/13 LOC	26,285	26,285
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.080%	9/6/13 LOC	6,000	6,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.080%	9/6/13 LOC	19,000	19,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.080%	9/6/13 LOC	25,000	25,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.080%	9/6/13 LOC	24,550	24,550
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health Systems)
	VRDO	0.050%	9/6/13 LOC	16,140	16,140
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.040%	9/6/13 LOC	4,000	4,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.040%	9/6/13 LOC	1,500	1,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (RWJ Health Care Corp.)
	VRDO	0.050%	9/6/13 LOC	10,300	10,300
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health) VRDO	0.050%	9/3/13 LOC	17,845	17,845
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health) VRDO	0.040%	9/6/13 LOC	6,475	6,475

New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.050%	9/6/13 LOC	25,600	25,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	9/6/13 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.070%	9/6/13	5,080	5,080
New Jersey Highway Authority Revenue
(Garden State Parkway)	5.500%	1/1/14 (3)(ETM)	9,800	9,972
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.070%	9/6/13 LOC	6,830	6,830
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.120%	9/6/13	4,740	4,740
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.120%	9/6/13	6,805	6,805
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.050%	9/6/13	13,005	13,005
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.050%	9/6/13	46,685	46,685
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	9/6/13	19,295	19,295
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	9/6/13	9,000	9,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	9/6/13	38,130	38,130
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	9/6/13	1,500	1,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.070%	9/6/13	10,415	10,415
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/14 (Prere.)	1,350	1,401
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	2,875	2,988
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	2,500	2,599
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	1,280	1,330
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.070%	9/6/13 LOC	5,600	5,600
New Jersey Turnpike Authority Revenue VRDO	0.030%	9/6/13 LOC	38,000	38,000
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.140%	9/6/13 LOC	38,300	38,300
Paramus Borough NJ BAN	1.000%	2/21/14	8,493	8,509
Port Authority of New York & New Jersey
Revenue CP	0.110%	10/17/13	4,615	4,615
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	9/6/13	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	9/6/13	1,200	1,200

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	9/6/13	2,420	2,420
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	9/6/13	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	9/6/13	1,900	1,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	9/6/13	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	9/6/13	2,700	2,700
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	9/6/13	5,600	5,600
Princeton University New Jersey CP	0.060%	9/6/13	13,500	13,500
Princeton University New Jersey CP	0.060%	10/7/13	24,000	24,000
Princeton University New Jersey CP	0.150%	10/10/13	7,700	7,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.060%	9/6/13	4,000	4,000
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.060%	9/6/13	6,700	6,700
Rutgers State University New Jersey Revenue
VRDO	0.050%	9/3/13	66,635	66,635
Secaucus NJ BAN	1.000%	1/10/14	5,892	5,904
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.040%	9/6/13 LOC	5,375	5,375
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.040%	9/6/13 LOC	13,940	13,940
Sparta Township NJ BAN	1.000%	11/1/13	6,135	6,143
Summit NJ BAN	2.000%	1/17/14	13,272	13,364
Union County NJ BAN	0.750%	6/27/14	68,000	68,322
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	9/3/13	16,695	16,695
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.020%	9/3/13	25,695	25,695
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.080%	9/6/13	14,815	14,815
Wayne Township NJ GO	1.000%	2/15/14	1,325	1,330
				1,598,148
Puerto Rico (4.8%)
Puerto Rico Highway & Transportation Authority
Revenue VRDO	0.060%	9/6/13 LOC	31,635	31,635
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.060%	9/6/13	3,000	3,000
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.070%	9/6/13	5,495	5,495
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.080%	9/6/13	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.080%	9/6/13	5,000	5,000
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.090%	9/6/13	30,356	30,356
				80,361
Total Tax-Exempt Municipal Bonds (Cost $1,678,509)				1,678,509

Total Investments (99.9%) (Cost $1,678,509)	1,678,509
Other Assets and Liabilities-Net (0.1%)	1,268
Net Assets (100%)	1,679,777

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $353,809,000, representing 21.1% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.

New Jersey Tax-Exempt Money Market Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New Jersey (98.2%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,216
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,595
Bayonne NJ GO	5.750%	7/1/35	7,500	7,835
Bernards Township NJ School District GO	4.000%	7/15/24	1,400	1,455
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/23	1,000	1,129
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/24	1,000	1,119
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	780
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	551
Burlington County NJ Bridge Commission
Revenue	4.000%	10/1/26	1,425	1,401
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	290
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,500	11,800
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	4,000	4,000
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	6,980	6,969
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,175
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,101
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	690
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,064
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,050	3,234
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,307
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,597
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,244
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,136
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,144
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,060	4,124
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,007

East Brunswick Township NJ Board of
Education GO	5.000%	11/1/20	1,000	1,150
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/21	1,125	1,283
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/22	1,000	1,135
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/24 (14)	5,000	5,751
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	6,825	5,119
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/21	2,390	2,770
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,062
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	21,190	15,043
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	20,990	24,464
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/23	400	453
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/24	500	559
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,695	1,852
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,256
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,043
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,154
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	532
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	830
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,118
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,213
Jersey City NJ GO	5.000%	3/1/19	1,550	1,747
Jersey City NJ GO	5.000%	3/1/22	1,750	1,944
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,599
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,143
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,520
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,602
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,155
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,246
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,588
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,603
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,380

Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,122
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,392
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (ETM)	10	10
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (ETM)	20	21
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	6
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,625
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	511
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,613
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,236
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,121
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,329
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,194
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,085
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,330
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,409
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	973
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,793
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,109
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,074
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,111
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	653
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	481
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	581
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	608
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,069
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,496
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,784
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,086
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,133
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	8,500	8,874

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	5,500	5,632
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,038
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,484
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	1,929
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,324
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,615
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	15,415
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,707
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,044
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,001
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	9,500	10,174
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	1,000	1,071
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	8,000	8,568
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	9,500	10,192
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,796
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,838
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,476
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,451
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,390
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,808
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,869
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,587
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	1,880	2,038
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	3,850
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,391
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	11,650	12,653
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	410
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,736

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	1,858
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,060	5,329
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	15,000	15,832
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,204
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,190
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,500	3,825
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	12,000	12,357
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,365
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	7,138
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,643
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,173
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,424
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	9,625	9,727
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,169
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,858
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,103
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	6,095	6,016
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	5,000	4,953
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	4,930
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,454
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	29,041
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.180%	9/6/13 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,101
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,407
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	1,040

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	8,255
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.050%	9/3/13	10,800	10,800
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.050%	9/3/13	2,600	2,600
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	15,479
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,083
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	2,926
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,296
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16	3,620	4,015
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,850
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/17	1,335	1,510
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,142
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,262
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,258
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,777
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	942
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,407
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,227
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,891
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,376
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)(3)	3,000	3,242
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,119
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,189
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,085

New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,271
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,102
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,938
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,015
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,750	2,975
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	6,969
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,521
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,434
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,131
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	7,428
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,124
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,161
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,473
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,533
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,603
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,065
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,375
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	8,645
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,392
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,020
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,210
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,505
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	516
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	1,430	1,785
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	83
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,441
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	159
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,275	4,540
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,431

New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	4,625	5,212
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,173
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	10,870
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,652
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,213
New Jersey GO	5.000%	6/1/20	915	1,040
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/23	8,580	9,202
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/27	13,165	13,474
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,085	4,935
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	7,985
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,373
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,639
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,678
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,791
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,865
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,072
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,750	1,941
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	800
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	1,350	1,421
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	4,573
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	6,877
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	3,055	3,071
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,810
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,364
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,395

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,295
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	15,885
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,688
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,496
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	1,923
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,283
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,650
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,260
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,250	2,245
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,460	4,228
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,622
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,229
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,610
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,000	1,080
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,310
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,093
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,313
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,068
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,635	2,691
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,341

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	1,976
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,270	4,252
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.210%	9/6/13 (12)	4,635	4,635
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,045	1,962
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	1,856
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	3,500	3,186
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	4,988
2 New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	6,928
2 New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	7,964
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	5,000	4,822
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,089
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,633
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,011
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,071
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	971
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,016
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	2,600	2,595
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	6.625%	7/1/38	1,000	979
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	15,000	12,693
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,005
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,097

New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,036
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.050%	9/3/13 LOC	4,600	4,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	9/3/13 LOC	7,835	7,835
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,675	4,927
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,400	1,434
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,400	1,423
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,182
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	4,585	4,793
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,710	1,753
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,528
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	4,984
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	288
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	443
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,811
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,355
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,252
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,341
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,431
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,966
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	7,469
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,788
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,714
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,158
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	3,000	3,475
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,835
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	10,239
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	6,691
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,453

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	5,080	5,710
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,702
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,680
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	4,791
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,074
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,000	3,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	11,245	11,714
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,451
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,000	5,738
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	3,909
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,026
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,162
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	3,822
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,544
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,298
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	4,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	3,344
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	20,476
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	9,487
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	1,564
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	938
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,400
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,319
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,638
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	2,966
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	276
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	24,605	24,123

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,436
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	3,314
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,219
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,747
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,400	5,602
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	3,113
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	864
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	10,306
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	17,750	17,351
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	18,545	18,020
New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	16,000	16,986
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,770
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	13,735	14,527
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	6,720	7,627
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	8,335	9,418
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,621
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,413
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	14,670	14,818
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	10,106
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	6,000	6,040
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	8,560
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,403
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,003
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	8,000	7,989
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	38,000	37,733
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	21,500
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	4,902
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.080%	9/6/13 LOC	21,760	21,760
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,030
North Hudson NJ Sewerage Authority Revenue	5.000%	6/1/42	5,070	4,949
Ocean County NJ GO	5.000%	6/1/24	1,440	1,632
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,920	2,182
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/24	2,610	2,800
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/25	2,740	2,915
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/26	2,885	3,026
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,955
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,676

Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,019
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,445
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,026
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	4,698
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,482
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,280
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,573
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	6,985
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,482
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,307
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,583
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,465
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	6,666
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	12,000	12,062
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,029
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	14,065	14,023
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,316
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,281
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,453
River Dell NJ Regional School District GO	4.000%	3/1/23	500	524
River Dell NJ Regional School District GO	4.000%	3/1/24	890	919
Rutgers State University New Jersey Revenue	5.000%	5/1/26	6,405	6,970
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,258
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,155
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,238
Rutgers State University New Jersey Revenue	5.000%	5/1/33	10,000	10,324
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,090
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	5,611
Rutgers State University New Jersey Revenue	5.000%	5/1/43	19,090	19,604
Rutgers State University New Jersey Revenue
VRDO	0.050%	9/3/13	1,500	1,500
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,403
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,334

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,083
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,237
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,252
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,075
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,435	2,509
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,047
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	7,360	6,585
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	5,030	3,907
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	4,500	3,065
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	6,455	4,361
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,028
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,059
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	2,420	2,515
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	1,975	2,052
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	2,185	2,270
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,721
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,134
				1,832,261
Puerto Rico (0.6%)
1 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.360%	9/6/13 (12)	9,500	9,500
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	870
				10,370
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,470
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,539
				5,009
Total Tax-Exempt Municipal Bonds (Cost $1,863,291)				1,847,640
Total Investments (99.1%) (Cost $1,863,291)				1,847,640
Other Assets and Liabilities-Net (0.9%)				17,363
Net Assets (100%)				1,865,003

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $37,130,000, representing 2.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

New Jersey Long-Term Tax-Exempt Fund

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been

New Jersey Long-Term Tax-Exempt Fund

affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2013, the cost of investment securities for tax purposes was $1,864,864,000. Net unrealized depreciation of investment securities for tax purposes was $17,224,000, consisting of unrealized gains of $46,276,000 on securities that had risen in value since their purchase and $63,500,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.